Schedule of Stockholders' Equity Note, Warrants or Rights Issued on January 30, 2013 (Details) (USD $)	3 Months Ended
Feb. 28, 2013
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 1	1.35%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 2	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 3	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 4	187.87%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 5	0.47
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 6	$ 38,183